Cash Distribution And Earnings Per Unit (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Quarterly Cash Distribution [Abstract]
Authorized Quarterly Cash Distribution from Bod, Date	Jan. 21, 2013	Oct. 18, 2012	Jul. 23, 2012	Apr. 25, 2012	Jan. 24, 2012
Distribution per Unit	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44
Quarterly Cash Distribution Paid, Date	Feb. 14, 2013	Nov. 13, 2012	Aug. 13, 2012	May 14, 2012	Feb. 14, 2012
Quarterly Cash Distribution, Record Date	Feb. 08, 2013	Nov. 08, 2012	Aug. 08, 2012	May 10, 2012	Feb. 09, 2012
Declared Quarterly Cash Distribution	$ 27,563	$ 27,563	$ 27,563	$ 26,923	$ 24,829